Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020		Jul. 31, 2019
Earnings
Profit from continuing and discontinued operations attributable to shareholders of the Company	$ 1,508	$ 961		$ 1,108
(Profit) loss from discontinued operations	142	14		(66)
Profit from continuing operations	$ 1,650	$ 975		$ 1,042
Basic earnings per share
Profit from continuing and discontinued operations attributable to shareholders of the Company (in US cents per share)	$ 6.747	$ 4.275	[1]	$ 4.813	[1],[2]
(Profit) loss from discontinued operations (in US cents per share)	0.636	0.062		(0.287)
Basic earnings per share, Continuing operations only (in US cents per share)	7.383	4.337	[1]	4.526	[1],[2]
Diluted earnings per share
Profit from continuing and discontinued operations attributable to shareholders of the Company (in US cents per share)	6.705	4.235	[1]	4.778	[1],[2]
(profit) loss from discontinued operations (in US cents per share)	0.632	0.062		(0.285)
Diluted earnings per share, Continuing operations only (in US cents per share)	$ 7.337	$ 4.297	[1]	$ 4.493	[1],[2]

[1]	The Group disposed of its shares in Wolseley UK Limited (“UK business”) on January 29, 2021. The UK results have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See note 6 for further details.
[2]	The Group adopted IFRS 16 “Leases” on August 1, 2019 applying the modified retrospective transition method. As a result, comparatives have not been restated and are shown on an IAS 17 “Leases” basis. See note 1 for further details.